Equity Incentive Plans and Stock-Based Compensation - Summary of Weighted-Average Assumptions Used for Estimating Fair Value of Stock Granted (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected term (years)				6 years 3 months	6 years 3 months
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average grant date fair value	$ 4.73	$ 3.07	$ 2.88	$ 0.80	$ 0.64
Minimum [Member]
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Risk-free interest rate	0.30%	0.40%	0.10%	0.40%	0.50%
Expected term (years)	5 years	5 years	4 years
Expected volatility	49.00%	51.00%	49.00%	28.00%	39.00%
Maximum [Member]
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Risk-free interest rate	1.70%	0.90%	0.90%	2.00%	3.00%
Expected term (years)	6 years 3 months	6 years 3 months	6 years 3 months
Expected volatility	59.00%	61.00%	60.00%	56.00%	55.00%